Finance Income and Finance Expense - Schedule of Finance Income and Finance Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Finance Income and Finance Expense [Abstract]
Interest income	$ 3,327	$ 336,393		$ 119,652
Revaluation gain from derivative financial instruments		16,766		472,389
Gain on modification of financial instruments		40,933
Total finance income	3,327	394,092		592,041
Interest expense (incl. bank charges)	19,803	1,149,075		946,958
Net foreign currency exchange loss	576,586	498,003		319,959
Revaluation loss from derivative financial instruments		201,734
Loss on modification of financial instruments		8,144
Transaction costs	240,399			1,191
Total finance expense	836,788	1,856,956	[1]	1,268,108	[1]
Finance expense, net	$ (833,461)	$ (1,462,864)		$ (676,067)

[1]	Amounts have been re-presented from those previously published to reflect the change in the Company’s presentation currency from Swiss francs to US dollars (see Note 2).